Semiannual
                                          Report
                                  MARCH 31, 2001
                                     (Unaudited)


                                   Alpha Select Funds [GRAPHIC]
                                   ----------------------------


                                   ----------------------------
                                    Target Select Equity Fund
                                   ----------------------------

CONTENTS
--------------------------------------------------------------------------------

2    Total Returns and Fund Investment Objective
5    Statement of Net Assets
10   Statement of Operations
11   Statement of Changes in Net Assets
12   Financial Highlights
13   Notes to Financial Statements


ALPHA SELECT FUNDS
--------------------------------------------------------------------------------

     The Alpha Select Funds offers the Target Select Equity Fund (the "Fund"), a non-diversified mutual fund for individual and institutional investors with three separate classes of shares: Class A, Class C, and Class I. The Class I Shares are the only active class of shares as of March 31, 2001. The minimum initial investment in the Class A and Class C Shares is $1,000 ($500 for retirement plans), and the minimum initial investment in Class I Shares is $500,000. The minimum amount for subsequent investments is $1,000 for Class A and Class C Shares, and $5,000 for Class I Shares. The Fund reserves the right to waive the minimum initial investment, and may do so for financial intermediaries who purchase shares through a brokerage firm or a mutual fund marketplace.

     Concentrated Capital Management, LP ("CCM"), located in King of Prussia, Pennsylvania, was formed on May 19, 2000, and serves as the Adviser to the Fund.

     Along with CCM, Evergreen Investment Management Company, LLP, Mercury Advisors, and Turner Investment Partners, Inc. serve as sub-advisers to the Target Select Equity Fund.

     Evergreen Investment Management Company, LLP is located in Boston, Massachusetts. As of March 31, 2001, Evergreen had $86.8 billion in client assets under management. Maureen Cullinane, Portfolio Manager with Evergreen, serves as portfolio manager of the portion of the Fund's assets managed by Evergreen.

     Mercury Advisors is located in Plainsboro, New Jersey. As of March 31, 2001, Mercury had over $525 billion in client assets under management. Kenneth
L. Chiang, First Vice President of Mercury Advisors, and Robert Martorelli, Senior Vice President of Mercury Advisors, serve as portfolio managers of the portion of the Fund's assets managed by Mercury.

     Turner Investment Partners, Inc. is based in Berwyn, Pennsylvania. The firm, founded in 1990, invests in equity, fixed-income, and balanced portfolios on behalf of individuals and institutions. As of March 31, 2001, Turner had $8.3 billion in client assets under management. Robert E. Turner, Founder, Chairman, and Chief Investment Officer of Turner Investment Partners, Inc. serves as portfolio manager of the portion of the Fund's assets managed by Turner.


SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

     The Alpha Select Funds shareholders receive annual and semiannual reports and monthly (effective June 30, 2001, changing to quarterly) account statements. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-888-BI-ALPHA. Or they may write to Alpha Select Funds, P.O. Box 219520, Kansas City, Missouri 64105-9520.

Target Select Equity Fund

                                                                                  (Unaudited)

                                                                                   Annualized
Total Returns*                                      Six-Month       One-Year        Inception
Six-month Period Ending March 31, 2001               Return          Return         to Date**
---------------------------------------------------------------------------------------------
Target Select Equity Fund                           (49.13)%         (50.06)%         16.74%
Russell 3000 Index                                  (20.07)          (22.26)           6.31
S&P 500 Index                                       (18.75)          (21.68)           7.03
Lipper Multi-Cap Growth Funds Classification        (38.74)          (40.21)           8.51

 * Past performance cannot guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The inception date for the Target Select Equity Fund is January 1, 1998.


FUND INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The Target Select Equity Fund seeks long-term capital appreciation. It invests primarily (at least 65% of the value of its total assets under normal market conditions) in U.S. and foreign common stocks and other equity securities of companies regardless of their market capitalization. The Fund will invest in securities of companies operating in a broad range of industries located in the U.S. and overseas.

     The Fund employs a multi-manager approach to take advantage of the best investment ideas of a number of sub-advisers. Each sub-adviser manages a portion of the Fund's assets, and is expected to select a relatively small number of securities, as few as 10, for its portion of the Fund per each investment strategy. Such a focused security-selection process permits each sub-adviser to act on only the investment ideas that it thinks have the greatest return potential.

     The Fund's multi-manager approach relies upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of the Fund's Adviser, CCM. In selecting investments, the sub-advisers employ different investment strategies: a growth strategy that emphasizes above-average earnings potential; a global strategy that focuses on small capitalization companies; a value strategy that is based on investing in all capitalization companies; and a growth strategy that invests in mid to large capitalization companies. Other strategies may be introduced as additional or replacement sub-advisers are hired.

Target Select Equity Fund
                                                                     (Unaudited)

     For the six-month period ending March 31, 2001, the Target Select Equity Fund delivered a total return of (49.13)%. The Fund underperformed its benchmark, the Russell 3000 Index, which had a total return of (20.07)% for the same period.

     The Fund underwent some structural changes as voted by the shareholders on October 19, 2000. The Target Select Equity Fund was reorganized from the TIP Funds Trust to the Alpha Select Funds Trust on November 1, 2000. Additional items approved by the shareholders in connection with the reorganization included making Concentrated Capital Management, LP (CCM) the investment adviser and adding some new sub-advisers, and implementing a performance-based advisory fee.

     The Fund continues to pursue a multi-manager approach through the use of sub-advisers. Each firm continues to manage a relatively concentrated portfolio. This approach allows each manager to select its "best ideas" in a given investment strategy. Additionally, the Fund focuses on combining different investment styles in an attempt to mitigate the additional volatility associated with concentrated stock selection.

     Turner Investment Partners, Inc. continues to manage an all-capitalization, earnings momentum growth strategy. The two new sub-advisers are Evergreen Investment Management Company and Mercury Advisors. Evergreen was hired to manage a mid to large capitalization growth strategy. Mercury was hired to run two distinct strategies, an all-capitalization value strategy and a global strategy focusing on small capitalization stocks.

     Turner was managing the vast majority of the Fund's assets prior to the reorganization. Over the last six months, all new cash flow has been directed to the new sub-advisers in an effort to establish a relatively equal weighting among the sub-advisers. Currently, each sub-adviser manages between 15% and 40% of the Fund's total assets.

     The six-month period ending March 31, 2001, was a very difficult time for the equity markets in general and for growth stocks in particular. The Fund was heavily weighted toward growth stocks, particularly technology stocks, for the period. This led to the significant underperformance vis a vis the Russell 3000 Index. The concentrated nature of each sub-adviser's portion of the overall portfolio, an approach that helped the Fund tremendously in the past, detracted from performance over the last six months, with the growth components having the most severe impact on performance. The global small cap strategy and the Fund's continued exposure to value stocks, however, helped buoy the Fund somewhat during the sell-off in growth stocks.

     We know that running concentrated portfolios can lead to significant volatility around the benchmark. While our hope is to reduce that with different styles managed by various sub-advisers, there are times when the market will run against us. The last six months was clearly one of those periods. Over longer time periods we believe the Fund's strategy of multiple manager and a concentrated portfolio is sound and that the Fund will continue to generate relative value.

Target Select Equity Fund
                                                                     (Unaudited)

Growth of a $10,000 Investment in the Target Select Equity Fund:
December 31, 1997-March 31, 2001*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                   Target Select Equity Fund     $16,536
                   S&P 500 Index                 $12,471
                   Russell 3000 Index            $12,198

         Annualized total returns
    -----------------------------------
      Past        Past         Since
    One Year   Three Years   Inception
    (50.06)%     11.74%        16.74%*

  * These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Target Select Equity Fund is January 1, 1998.

Statement of Net Assets                                       Alpha Select Funds
March 31, 2001                                                       (Unaudited)


                                                                Market
TARGET SELECT                                                    Value
EQUITY FUND                                            Shares    (000)
--------------------------------------------------------------------------
Common Stocks--78.0%
Activities Related to Real Estate--0.2%
   Ahina Resources Beijing
     Land (HK)                                          9,000    $   2
   Henderson China Holdings (HK)                        4,500        2
                                                                 -----
                                                                     4
                                                                 -----
Administration of Environmental
   Quality Programming--2.0%
   Waste Management                                     1,680       42
                                                                 -----
Agriculture, Construction & Mining
   Machinery Manufacturing--2.5%
   Caterpillar                                            200        9
   Cooper Cameron*                                        300       16
   Grant Prideco*                                         700       12
   National-Oilwell*                                      500       17
                                                                 -----
                                                                    54
                                                                 -----
Architectural, Engineering &
   Related Services--0.3%
   Leica Geosystems* (CH)                                  30        7
                                                                 -----
Basic Chemical Manufacturing--0.6%
   E.I. Du Pont de Nemours                                300       12
                                                                 -----
Boiler, Tank & Shipping Container
   Manufacturing--0.0%
   Crown Cork & Seal                                      300        1
                                                                 -----
Building Material & Supplies Dealers--1.5%
   Home Depot                                             750       32
                                                                 -----
Cable Networks & Program
   Distribution--1.9%
   Comcast, Cl A*                                         550       23
   Primacom ADR* (DE)                                     700        5
   USA Networks*                                          550       13
                                                                 -----
                                                                    41
                                                                 -----
Cigarette Manufacturing--0.1%
   Hanjaya Mandala Sampoerna (ID)                       2,000        2
                                                                 -----
Clothing Stores--0.7%
   Billabong International
     Limited (AU)                                       2,800        7
   Intimate Brands                                        550        8
                                                                 -----
                                                                    15
                                                                 -----
Communications Equipment
   Manufacturing--2.7%
   Lucent Technologies                                  1,300       13
   Motorola                                               700       10
   Netro*                                                 400        2
   Qualcomm*                                              590       33
   WinStar Communications*                                100       --
                                                                 -----
                                                                    58
                                                                 -----
Computer & Peripheral Equipment
   Manufacturing--3.6%
   Compaq Computer                                        550       10
   Dell Computer*                                       1,140       29
   Electronics for Imaging*                               850       21
   International Business Machines                        100       10
   Palm*                                                  900        8
                                                                 -----
                                                                    78
                                                                 -----
Computer Systems Design &
   Related Services--4.7%
   3Com*                                                1,500        9
   Cadence Design Systems*                                950       18
   Novell*                                              1,000        5
   Optimal Robotics* (CA)                                 300        8
   Parametric Technology*                               1,800       16
   Peregrine Systems*                                   1,500       29
   Travelsky Technology Limited,
     Cl H* (CN)                                         4,000        3
   Turnstone Systems*                                     600        5
   Unisys*                                                600        8
                                                                 -----
                                                                   101
                                                                 -----
Converted Paper Product
   Manufacturing--0.5%
   Pactiv*                                                900       11
                                                                 -----

Statement of Net Assets                                       Alpha Select Funds
March 31, 2001                                                       (Unaudited)


                                                                Market
TARGET SELECT                                                    Value
EQUITY FUND (Continued)                                Shares    (000)
--------------------------------------------------------------------------

Crop Production Support Activities--0.1%
   Southcorp Limited (AU)                                 700    $   2
                                                                 -----
Cutlery & Handtool Manufacturing--0 8%
   Gillette                                               550       17
                                                                 -----
Depository Credit Intermediation--2 5%
   Bank One                                               200        7
   Dime Bancorp                                           300       10
   FleetBoston Financial                                  400       15
   JP Morgan Chase                                        200        9
   Suntrust Banks                                         200       13
                                                                 -----
                                                                    54
                                                                 -----
Drugs & Druggists' Sundries Wholesale--0.9%
   Cardinal Health                                        200       19
                                                                 -----
Electric Lighting Equipment
   Manufacturing--0.4%
   Koninklijke Philips Electronics,
     NY Shares (NL)                                       300        8
                                                                 -----
Electric Power Generation, Transmission &
   Distribution--1.4%
   Calpine*                                               560       31
                                                                 -----
Electronic Shopping & Mail-Order Houses--2.2%
   eBay*                                                1,230       45
   PurchasePro.com*                                       350        3
                                                                 -----
                                                                    48
                                                                 -----
Electronics & Appliance Stores--0.5%
   Best Buy*                                              300       11
                                                                    --
Engine, Turbine & Power Transmission
   Equipment Manufacturing--1.7%
   Capstone Turbine*                                    1,150       33
   Cummins Engine                                         100        4
                                                                 -----
                                                                    37
                                                                 -----
General Medical & Surgical Hospitals--2.1%
   HCA - Healthcare                                     1,130       46
                                                                 -----

Home Furnishings Stores--1.1%
   Pier 1 Imports                                         900       12
   Williams-Sonoma*                                       400       11
                                                                 -----
                                                                    23
                                                                 -----
Industrial Machinery Manufacturing--3.1%
   Lam Research*                                        1,600       38
   Novellus Systems*                                      720       29
                                                                 -----
                                                                    67
                                                                 -----
Information Services--1.7%
   AOL Time Warner*                                       810       33
   Homestore.com*                                         100        2
   QS Communications* (DE)                                300        1
                                                                 -----
                                                                    36
                                                                 -----
Insurance Carriers--1.5%
   ACE Limited (BA)                                       250        9
   Everest Re Group Limited (BA)                          130        9
   Partner Re Limited (BA)                                130        6
   Protective Life                                        300        9
                                                                 -----
                                                                    33
                                                                 -----
Limited-Service Eating Places--0.4%
   McDonald's                                             300        8
                                                                 -----
Management of Companies &
   Enterprises--0.1%
   Jazztel* (GB)                                          200        2
                                                                 -----
Management, Science & Technology
   Consulting Services--0.7%
   Corporate Executive Board*                             200        6
   Gartner, Cl A*                                         200        1
   Mayne Nickless Limited (AU)                          3,000        9
                                                                 -----
                                                                    16
                                                                 -----
Medical Equipment & Supplies
   Manufacturing--0.6%
   Boston Scientific*                                     600       12
                                                                 -----

Statement of Net Assets                                       Alpha Select Funds
March 31, 2001                                                       (Unaudited)


                                                                Market
TARGET SELECT                                                    Value
EQUITY FUND (Continued)                                Shares    (000)
--------------------------------------------------------------------------

Mining Support Activities--2.1%
   Diamond Offshore Drilling                              450      $18
   Rowan*                                                 450       12
   Santa Fe International                                 500       16
                                                                 -----
                                                                    46
                                                                 -----
Motion Picture & Video Industries--2.1%
   AT&T - Liberty Media, Cl A*                            300        4
   Clear Channel Communications*                          750       41
                                                                 -----
                                                                    45
                                                                 -----
Motor Vehicle Manufacturing--0.2%
   Brilliance China Automotive
     ADR (HK)                                             100        3
   Qingling Motors, Cl H (CN)                           14,000       2
                                                                 -----
                                                                     5
                                                                 -----
Motor Vehicle Parts Manufacturing--0.6%
   Dana                                                   200        3
   Delphi Automotive Systems                              600        9
                                                                 -----
                                                                    12
                                                                 -----
Navigational/Measuring/Electromedical/
   Control Instruments Manufacturing--1.4%
   Medtronic                                              400       18
   SCI Systems*                                           550       10
   Techem* (DE)                                            45        1
                                                                 -----
                                                                    29
                                                                 -----
Newspaper/Periodical/Book/Database
   Publishers--1.4%
   Belo, Cl A                                           1,000       17
   Tribune                                                300       12
                                                                 -----
                                                                    29
                                                                 -----
Office Furniture (including Fixtures)
   Manufacturing--0.6%
   Furniture Brands International*                        500       12
                                                                 -----
Other Financial Investment Activities--0.1%
   Schroders (GB)                                         100        2
                                                                 -----
Other Food Manufacturing--0.3%
   Cerebos Pacific Limited (SG)                         4,000        6
                                                                 -----
Other Personal Services--1.5%
   Cendant*                                             2,240       33
                                                                 -----
Other Special Trade Contractors--0.5%
   Textron                                                200       11
                                                                 -----
Paper & Paper Product Wholesale--0.7%
   Boise Cascade                                          500       16
                                                                 -----
Petroleum & Coal Products
   Manufacturing--0.5%
   Unocal                                                 300       10
                                                                 -----
Pharmaceutical & Medicine Manufacturing--1.3%
   Cell Therapeutics*                                     300        5
   Mylan Laboratories                                     900       23
                                                                 -----
                                                                    28
                                                                 -----
Pipeline Transportation of Natural Gas--1.3%
   Dynegy, Cl A                                           550       28
                                                                 -----
Printing & Related Support Activities--0.5%
   Topps*                                               1,000       10
                                                                 -----
Pulp, Paper & Paperboard Mills--1.1%
   Georgia-Pacific Group                                  100        3
   International Paper                                    250        9
   Sappi Limited ADR (ZA)                               1,300       11
                                                                 -----
                                                                    23
                                                                 -----
Radio & Television Broadcasting--0.6%
   Fox Entertainment Group, Cl A*                         450        9
   Sinclair Broadcast Group, Cl A*                        725        5
                                                                 -----
                                                                    14
                                                                 -----
Security & Commodity Contracts
   Intermediation & Brokerage--1.9%
   Goldman Sachs Group                                    320       27
   Morgan Stanley Dean Witter                             250       13
                                                                 -----
                                                                    40
                                                                 -----

Statement of Net Assets                                       Alpha Select Funds
March 31, 2001                                                       (Unaudited)


                                                                Market
TARGET SELECT                                                    Value
EQUITY FUND (Continued)                                Shares    (000)
--------------------------------------------------------------------------

Semiconductor & Other Electronic
   Component Manufacturing--8.9%
   Advanced Micro Devices*                                720      $19
   Altera*                                                600       13
   Analog Devices*                                      1,000       36
   Benchmark Electronics*                                 200        4
   Micron Technology*                                     300       13
   National Semiconductor*                                200        5
   Nvidia*                                                750       49
   Texas Instruments                                    1,130       35
   Tyco International Limited (BA)                        400       17
                                                                 -----
                                                                   191
                                                                 -----
Ship & Boat Building--0.3%
   Ferretti* (IT)                                       2,000        7
                                                                 -----
Soap, Cleaners & Toilet Preparation
   Manufacturing--0.4%
   Clorox                                                 300        9
                                                                 -----
Software Publishers--5.3%
   BMC Software*                                        1,620       35
   Borland Software*                                    1,000        7
   Compuware*                                           2,900       28
   Microsoft*                                             590       32
   NETIQ*                                                  75        1
   Rational Software*                                     600       11
                                                                 -----
                                                                   114
                                                                 -----
Sporting Goods and Supplies
   Wholesaling--0.1%
   Head, NY Shares* (NL)                                  400        2
                                                                 -----
Telecommunications--1.2%
   AT&T                                                   600       13
   Price Communications*                                  100        2
   Telefonaktiebolaget LM Ericsson
     ADR (SE)                                             400        2
   WorldCom*                                              500        9
                                                                 -----
                                                                    26
                                                                 -----
Total Common Stocks
   (Cost $1,803)                                        1,676
                                                                 -----

                                                     Face        Market
                                                     Amount       Value
EQUITY FUND (Continued)                           (000)/Shares    (000)
--------------------------------------------------------------------------
U.S. Government Mortgage-Backed
   Obligation--13.1%
   FNMA, Ser BB
     5.172%, 04/05/01                                  $  281    $ 281
                                                                 -----
Total U.S. Government Mortgage-
   Backed Obligation
   (Cost $281)                                            281
                                                                 -----
Commercial Paper--4.5%
General Motors Acceptance Corporation
   5.380%, 04/02/01                                        96       96
                                                                 -----
Total Commercial Paper
   (Cost $96)                                              96
                                                                 -----
Warrants--0.0%
   Dime Bancorp*                                          300       --
                                                                 -----
Total Warrants
   (Cost $0)                                                        --
                                                                 -----
Total Investments--95.6%
   (Cost $2,180)                                                 2,053
                                                                 -----
Other Assets and Liabilities, Net--4.4%
   Payable for Investment
     Securities Purchased                                         (193)
   Receivable for Investment
     Securities Sold                                               186
   Receivable Due from Adviser                                      21
   Other Assets and Liabilities                                     81
                                                                 -----
Total Other Assets and Liabilities, Net                             95
                                                                 -----

Statement of Net Assets                                       Alpha Select Funds
March 31, 2001                                                       (Unaudited)


                                                                Market
TARGET SELECT                                                    Value
EQUITY FUND (Concluded)                                          (000)
--------------------------------------------------------------------------


Net Assets:
   Portfolio Capital (unlimited
     authorization-- no par value)
     based on 280,727 outstanding
     shares of beneficial interest                              $3,833
   Accumulated Net Investment Loss                                  (6)
   Accumulated Net Realized Loss
     on Investments                                             (1,552)
   Net Unrealized Depreciation
     on Investments                                               (127)
                                                                ------
Total Net Assets--100.0%                                        $2,148
                                                                ======

   Net Asset Value, Offering and
     Redemption Price Per Share                                 $ 7.65
                                                                ======


*Non-income producing security

ADR -- American Depository Receipt
Cl -- Class
FNMA -- Federal National Mortgage Association
Ser -- Series
Country Codes:
AU -- Australia
BA -- Bermuda
CA -- Canada
CH -- Switzerland
CN -- China
DE -- Germany
GB -- United Kingdom
HK -- Hong Kong
ID -- Indonesia
IT -- Italy
NL -- Netherlands
SE -- Sweden
SG -- Singapore
ZA -- South Africa

Amounts designated as "--" are either $0 or have been rounded to $0.


At March 31, 2001, country diversification of the Fund was as follows:


                                                        % of         Value
Country Diversification                               Net Assets     (000)
------------------------                             ------------   ------
Foreign Common Stocks
Bermuda                                                   1.9%     $   41
Australia                                                 0.8          18
South Africa                                              0.5          11
Netherlands                                               0.5          10
Canada                                                    0.4           8
Germany                                                   0.3           7
Switzerland                                               0.3           7
Italy                                                     0.3           7
Hong Kong                                                 0.3           7
Singapore                                                 0.3           6
China                                                     0.2           5
United Kingdom                                            0.2           3
Indonesia                                                 0.1           2
Sweden                                                    0.1           2
                                                        -----      ------
Total Foreign Common Stocks                               6.2         134
U.S. Common Stocks                                       71.8       1,542
U.S. Government Mortgage-
   Backed Obligation                                     13.1         281
Commercial Paper                                          4.5          96
Warrants                                                   --          --
                                                        -----      ------
Total Investments                                        95.6       2,053
Other Assets and Liablities, Net                          4.4          95
                                                        -----      ------
Total Net Assets                                        100.0%     $2,148
                                                        =====      ======


    The accompanying notes are an integral part of the financial statements.

Statement of Operations (000)                                 Alpha Select Funds
For the Period Ended March 31, 2001                                  (Unaudited)


                                                                   Target Select
                                                                    Equity Fund
--------------------------------------------------------------------------------
Investment Income:
   Interest......................................................      $    9
   Dividend .....................................................           5
--------------------------------------------------------------------------------
     Total Investment Income.....................................          14
--------------------------------------------------------------------------------
Expenses:
   Administrator Fees............................................          33
   Investment Advisory Fees......................................          16
   Printing Fees.................................................          14
   Registration Fees.............................................          13
   Transfer Agent Fees...........................................          12
   Professional Fees.............................................          11
   Custodian Fees................................................           5
   Amortization of Deferred Organizational Costs.................           4
   Trustee Fees..................................................           2
   Insurance and Other Fees......................................           1
--------------------------------------------------------------------------------
     Total Expenses..............................................         111
   Less: Investment Advisory Fee Waiver..........................         (16)
        Reimbursements by Adviser................................         (65)
        Directed Brokerage.......................................         (10)
--------------------------------------------------------------------------------
     Net Expenses................................................          20
--------------------------------------------------------------------------------
        Net Investment Loss......................................          (6)
--------------------------------------------------------------------------------
   Net Realized Loss From Securities Sold........................      (1,547)
   Net Unrealized Depreciation of Investment Securities..........        (608)
--------------------------------------------------------------------------------
   Net Realized and Unrealized Loss on Investments...............      (2,155)
--------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting From Operations..........     $(2,161)
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000)                      Alpha Select Funds

For the Period Ended March 31, 2001 (Unaudited) and the Year Ended September 30, 2000

                                                                 Target Select
                                                                  Equity Fund
                                                               -----------------
                                                                 2001      2000
--------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss.......................................  $    (6) $   (19)
   Net Realized Gain (Loss) From Securities Sold.............   (1,547)   1,089
   Net Unrealized Appreciation (Depreciation) of Investment
     Securities..............................................     (608)     425
--------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
         From Operations.....................................   (2,161)   1,495
--------------------------------------------------------------------------------
Distributions to Shareholders:
   Realized Capital Gains ...................................   (1,017)    (640)
--------------------------------------------------------------------------------
     Total Distributions.....................................   (1,017)    (640)
--------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds From Shares Issued...............................      462    2,749
   Proceeds From Shares Issued in Lieu of Cash Distributions.      931      624
   Cost of Shares Redeemed...................................     (573)  (1,561)
--------------------------------------------------------------------------------
     Increase in Net Assets From Capital Share Transactions..      820    1,812
--------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets.................   (2,358)   2,667
--------------------------------------------------------------------------------
Net Assets:
     Beginning of Period.....................................    4,506    1,839
--------------------------------------------------------------------------------
     End of Period ..........................................  $ 2,148  $ 4,506
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued....................................................       45      135
   Issued in Lieu of Cash Distributions .....................       82       39
   Redeemed..................................................      (53)     (75)
--------------------------------------------------------------------------------
   Net Increase in Capital Shares............................       74       99
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Financial Highlights                                          Alpha Select Funds
For a Share Outstanding Throughout each Period





             Net                                                                Net                   Net
            Asset                 Realized and  Distributions  Distributions   Asset                Assets  Ratio of Net
            Value         Net      Unrealized      from Net         from       Value                  End     Expenses
          Beginning   Investment   Gain (Loss)    Investment       Capital      End       Total   of Period  to Average
          of Period      Loss    on Investments     Income          Gains    of Period   Return+     (000)   Net Assets++
-------------------------------------------------------------------------------------------------------------------------
Target Select Equity Fund
-------------------------
2001(1)*    $21.84     $(0.02)       $(9.04)        $  --         $(5.13)     $ 7.65     (49.13)%   $2,148      1.24%(3)
2000         17.17      (0.06)        10.74            --          (6.01)      21.84      74.45      4,506      1.30
1999         10.34      (0.07)         7.80            --          (0.90)      17.17      80.04      1,839      1.30
1998(2)      10.00         --          0.35         (0.01)            --       10.34       3.50        966      1.30

                                                             Ratio of Net
                                                              Investment
               Ratio of Net      Ratio of                       Income
                 Expenses        Expenses      Ratio of Net   (Loss) to
                to Average      to Average      Investment     Average
                Net Assets      Net Assets        Income      Net Assets
              (Inclusive of     (Excluding        (Loss)      (Excluding     Portfolio
               Waivers and      Waivers and     to Average    Waivers and    Turnover
              Reimbursements)  Reimbursements)  Net Assets  Reimbursements)    Rate
--------------------------------------------------------------------------------------
Target Select Equity Fund
-------------------------
2001(1)*            1.90%            7.22%        (1.02)%        (6.34)%       444.86%
2000                1.77             6.06         (1.02)         (5.31)      1,081.55
1999                1.30            10.19         (0.56)         (9.45)      1,279.40
1998(2)             1.30            18.76          0.02         (17.44)        803.02

* For the six-month period ended March 31, 2001 (unaudited). All ratios for the period have been annualized. Per share amounts are based on average outstanding shares.

+    Returns are for the period indicated and have not been annualized.

++   Inclusive of directed brokerage arrangements, waivers, and reimbursements.

(1) On October 19, 2000 shareholders of the TIP Target Select Equity Fund (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the Alpha Select Funds Target Select Equity Fund. In connection with the reorganization, shareholders approved a change in the adviser from Turner Investment Partners, Inc. to Concentrated Capital Management, LP.

(2) Commenced operations on January 1, 1998. All ratios for the period have been annualized.

(3) On November 1, 2000 the maximum expense cap changed from 1.30% to 1.22%. See note 5 in the Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements                                 Alpha Select Funds
March 31, 2001                                                       (Unaudited)

1. Organization:

Alpha Select Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with one portfolio, the Target Select Equity Fund (the "Fund"). The Fund is registered to offer three separate classes of shares: Class A Shares, Class C Shares and Class I Shares. The Class I Shares are the only active class of shares as of March 31, 2001. The Fund is non-diversified, and may therefore be invested in equity securities of a limited number of issuers. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies.

On November 1, 2000, the Fund acquired all the assets and liabilities of the TIP Funds' TIP Target Select Equity Fund in a tax-free reorganization.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

     Security Valuation -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities listed on a foreign exchange are valued based on quotations from the primary market in which they are traded. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term obligations with maturities of sixty days or less are valued at amortized cost which approximates market value. Subject to the foregoing, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

     Security Transactions and Related Income -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     Net Asset Value Per Share -- The net asset value per share of the Fund is calculated on each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

     Federal Income Taxes -- It is the Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The Fund accrues such taxes when the related income is earned.

     Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars on the following basis: (I) market value of investment securities, other assets

Notes to Financial Statements (Continued)                     Alpha Select Funds
March 31, 2001                                                       (Unaudited)


     and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective date of such transaction.

     For foreign equity securities, the Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The Fund reports certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     Distributions to Shareholders -- Distributions from net investment income are declared and paid to Shareholders annually. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually. Distributions from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations. Certain book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

     Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

     Accounting Standards Issued But Not Yet Adopted -- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Fund does not expect any material impact on results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

Notes to Financial Statements (Continued)                     Alpha Select Funds
March 31, 2001                                                       (Unaudited)


4. Administration and Distribution Agreements:

The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services to the Fund for an annual fee of 0.09% of the aggregate average daily net assets of the Fund up to $250 million, 0.07% on the next $250 million, 0.06% on the next $250 million, 0.05% on the next $1.25 billion, and 0.04% of such assets in excess on $2 billion. There is a minimum annual fee of $65,000 for the first class of shares, and $15,000 for each additional class, payable to the Administrator for services rendered to the Fund under the Administration Agreement. The Administrator may, at its sole discretion waive all or a portion of its fees.

The Target Select Equity Fund has directed certain portfolio trades to brokers who paid a portion of its expenses. For the six-month period ended March 31, 2001, the Fund's expenses were reduced by $10,114 under this arrangement.

DST Systems, Inc., (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated April 28, 1996. The Distributor receives no fees for its distribution services relating to its Class I Shares under this agreement.

5. Investment Advisory Agreement:

The Trust and Concentrated Capital Management, LP ("CCM") (the "Adviser") are parties to an Investment Advisory Agreement dated May 23, 2000, under which the Adviser receives an annual fee equal to 1.0625% (1.05% prior to November 1, 2000) of the average daily net assets of the Target Select Equity Fund. The Fund has three Sub-Advisers - Evergreen Investment Management Company, LLP, Mercury Advisors, and Turner Investment Partners, Inc., (each a "Sub-Adviser" and collectively, the "Sub-Advisers"). Each Sub-Adviser manages a portion of the Fund's assets, which allocation is determined by the Trustees upon the recommendation of the Adviser. For its services, each of the Sub-Advisers is entitled to receive a fee payable by CCM. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses of the Target Select Equity Fund in order to limit its total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than 1.22% (1.30% prior to November 1, 2000). Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

The Advisory fee for the Fund is subject to a performance adjustment based on the Fund's performance relative to the performance of its benchmark. If the Fund outperforms its benchmark by 3% or more, CCM will receive higher advisory fees. If the Fund underperforms its benchmark by 3% or more, CCM will receive lower advisory fees. Accordingly, the overall fee may vary by 0.15% either way. This performance-based fee will take effect on November 1, 2001.

6. Investment Transactions:

The total cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended March 31, 2001, are as follows (000):

                                        Target Select
                                         Equity Fund
                                        -------------
Purchases ...........................     $11,788
Sales ...............................      12,399

Notes to Financial Statements (Continued)                     Alpha Select Funds
March 31, 2001                                                       (Unaudited)


At March 31, 2001, the total cost of securities and net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at March 31, 2001, is as follows (000):

                                            Target Select
                                             Equity Fund
                                            -------------
Aggregate gross unrealized appreciation         $  55
Aggregate gross unrealized depreciation          (182)
                                                -----
Net unrealized depreciation ...............     $(127)
                                                =====

7. Forward Foreign Currency Contracts:

The Fund can enter into forward foreign currency exchange contracts as a hedge against portfolio positions and in connection with portfolio purchases and sales of securities denominated in foreign currency. Such contracts, which protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

There were no forward foreign currency contracts outstanding at March 31, 2001.

8. Concentration of Risk:

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

9. Shareholder Voting Results & Reorganization:

On October 19, 2000, the shareholders of the TIP Target Select Equity Fund (the "Fund") approved a tax-free reorganization under which all of the assets and liabilities of the Fund will be transferred to the Alpha Select Funds
Target Select Equity Fund. In connection with the reorganization, shareholders approved a change in the adviser from Turner Investment Partners, Inc. to Concentrated Capital Management, LP. The results of the voting were as follows:

FOR           120,167       95.50% of         57.95% of
                            shares voted      shares outstanding

AGAINST         1,814       1.44% of          0.87% of
                            shares voted      shares outstanding

ABSTAIN         3,847       3.05% of          1.85% of
                            shares voted      shares outstanding

On November 1, 2000, the Fund acquired all the assets and liabilities of the TIP Funds' TIP Target Select Equity Fund.

                                     Notes

                                     Notes

Trust
Alpha Select Funds
P.O. Box 219520
Kansas City, MO 64105-9520

Investment Adviser
Concentrated Capital Management, LP

Sub-Advisers
Evergreen Investment Management
  Company, LLP
Mercury Advisors
Turner Investment Partners, Inc.

Distributor
SEI Investments Distribution Co.

Administrator
SEI Investments Mutual Funds Services

Legal Counsel
Morgan, Lewis & Bockius LLP

Independent Auditors
Ernst & Young LLP


To open an account, receive account information, make inquiries, or request literature: 1-888-BI-ALPHA


This report was prepared for shareholders of the Alpha
Select Target Select Equity Fund. It may be distributed to others only if preceded or accompanied by a current
Prospectus, which contains detailed information.


ALP-F-003-01000